Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$473,456.20

Principal:
Principal Collections	$11,402,653.11
Prepayments in Full	$4,488,488.15
Liquidation Proceeds	$99,076.19
Recoveries	$170,420.20
Sub Total	$16,160,637.65
Collections	$16,634,093.85

Purchase Amounts:
Purchase Amounts Related to Principal	$72,393.59
Purchase Amounts Related to Interest	$119.67
Sub Total	$72,513.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,706,607.11

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,706,607.11
Servicing Fee	$200,148.22	$200,148.22	$0.00	$0.00	$16,506,458.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,506,458.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,506,458.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,506,458.89
Interest - Class A-4 Notes	$54,903.56	$54,903.56	$0.00	$0.00	$16,451,555.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,451,555.33
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$16,428,531.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,428,531.16
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$16,410,326.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,410,326.49
Regular Principal Payment	$14,945,014.10	$14,945,014.10	$0.00	$0.00	$1,465,312.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,465,312.39
Residual Released to Depositor	$0.00	$1,465,312.39	$0.00	$0.00	$0.00

Total		$16,706,607.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,945,014.10
Total					$14,945,014.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,945,014.10	$110.70	$54,903.56	$0.41	$14,999,917.66	$111.11
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$14,945,014.10	$11.36	$96,132.40	$0.07	$15,041,146.50	$11.43

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$134,457,694.00	0.9959829	$119,512,679.90	0.8852791
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$200,247,694.00	0.1521778	$185,302,679.90	0.1408203

Pool Information
Weighted Average APR	2.272%	2.273%
Weighted Average Remaining Term	25.38	24.63
Number of Receivables Outstanding	17,403	16,850
Pool Balance	$240,177,861.11	$223,952,067.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$226,878,308.35	$211,689,907.34
Pool Factor	0.1696772	0.1582142

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$12,262,159.97
Targeted Overcollateralization Amount	$38,649,387.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,649,387.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$163,182.76
(Recoveries)		55	$170,420.20
Net Loss for Current Collection Period			$(7,237.44)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0362%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3599%
Second Prior Collection Period			0.5939%
Prior Collection Period			0.1945%
Current Collection Period			(0.0374)%
Four Month Average (Current and Prior Three Collection Periods)			0.2777%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,785	$6,225,917.53
(Cumulative Recoveries)			$1,727,853.73
Cumulative Net Loss for All Collection Periods			$4,498,063.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3178%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,487.91
Average Net Loss for Receivables that have experienced a Realized Loss			$2,519.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.17%	245	$4,852,454.64
61-90 Days Delinquent	0.28%	33	$619,142.96
91-120 Days Delinquent	0.05%	8	$117,398.88
Over 120 Days Delinquent	0.17%	14	$371,011.43
Total Delinquent Receivables	2.66%	300	$5,960,007.91

Repossession Inventory:
Repossessed in the Current Collection Period		14	$273,886.47
Total Repossessed Inventory		16	$310,986.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2863%
Prior Collection Period			0.2873%
Current Collection Period			0.3264%
Three Month Average			0.3000%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4945%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	42

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$1,350,786.15
2 Months Extended	111	$2,172,130.83
3+ Months Extended	24	$466,653.43

Total Receivables Extended	202	$3,989,570.41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer